EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Net earnings attributable to the Organization’s preferred shareholders (R$ thousand)	R$ 11,272,719	R$ 8,215,667	R$ 6,786,352
Weighted average number of preferred shares outstanding (thousands)	5,297,305	5,315,458	5,330,305
Basic earnings per share attributable to preferred shareholders of the Organization (in Reais)	R$ 2.13	R$ 1.55	R$ 1.27
Preference shares [member]
IfrsStatementLineItems [Line Items]
Net earnings attributable to the Organization’s preferred shareholders (R$ thousand)	R$ 12,399,987	R$ 9,037,233	R$ 7,464,977
Weighted average number of preferred shares outstanding (thousands)	5,281,575	5,298,682	5,311,866
Basic earnings per share attributable to preferred shareholders of the Organization (in Reais)	R$ 2.35	R$ 1.71	R$ 1.41